Subsequent Events - (Details) (USD $)	3 Months Ended	9 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Property	Sep. 30, 2012 Credit facility Line of credit	Nov. 12, 2012 Subsequent event Third quarter 2012 real estate acquisition Property	Nov. 12, 2012 Subsequent event Issuance of equity	Nov. 12, 2012 Subsequent event Amended credit facility Credit facility Line of credit
Subsequent Event
Issuance of common stock		$ 153,175,221			$ 221,300,000
Issuance of common stock, shares (in shares)					22,200,000
Line of credit, current borrowing capacity			62,000,000			71,100,000
Line of credit facility, amount outstanding						39,000,000.0
Number of businesses acquired (in properties)		32		15
Total purchase price	157,042,550	157,042,550		50,747,507
Acquisition costs	$ 2,610,841	$ 4,559,418		$ 1,535,000